Other receivables and assets	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Other receivables and assets	Other receivables and assets
Other receivables and assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
OTHER RECEIVABLES AND ASSETS
Prepaid expenses - non current	948	804
Total non-current other receivables and assets	948	804
Research tax credit ("CIR")	5,774	2,152
VAT receivables	9,841	12,517
Prepaid expenses	3,233	2,331
Credit notes	48	68
Other	—	70
Total current other receivables and assets	18,896	17,138
Other receivables and assets	19,843	17,942
Research tax credit (“CIR”)
The CIR is recognized as Other Operating Income in the year to which the eligible research expense relates. The Group received the payment for the CIR for the 2024 tax year of €5,640 thousand in June 2025. The additional CIR of €2,152 thousand recorded over the six-month period ended June 30, 2025 relates to research expenses incurred during the period.

Prepaid expenses
Prepaid expenses as of June 30, 2025 include prepaid expenses related to CRO contracts for an amount of €1,332 thousand (see Note
9) and other expenses from various suppliers amounting to €1,803 thousand.